RMR Mortgage Trust
Portfolio of Investments
September 30, 2020 (unaudited)

Company	Shares/ Par Value	Value
Common Stocks – 111.7%
Real Estate Investment Trusts – 111.7%
Data Centers – 6.8%
CyrusOne, Inc. (a)	65,119	$4,560,284
Digital Realty Trust, Inc. (a)(b)	25,200	3,698,352
Equinix, Inc. (a)(b)	4,502	3,422,105
		11,680,741
Diversified – 7.6%
Armada Hoffler Properties, Inc. (a)	154,953	1,434,865
Colony Capital, Inc. (a)(b)	104,980	286,596
Gladstone Commercial Corp. (a)	88,611	1,493,095
Lexington Realty Trust (a)	513,638	5,367,517
One Liberty Properties, Inc. (a)(b)	29,603	484,305
VEREIT, Inc. (a)	283,716	1,844,154
Vornado Realty Trust (a)(b)	39,835	1,342,838
Whitestone REIT (a)	124,535	747,210
		13,000,580
Free Standing – 1.5%
Essential Properties Realty Trust, Inc. (a)	25,000	458,000
National Retail Properties, Inc.	600	20,706
Spirit Realty Capital, Inc. (a)	19,240	649,350
STORE Capital Corp. (a)	52,200	1,431,846
		2,559,902
Health Care – 20.5%
Global Medical REIT, Inc. (a)	535,467	7,228,804
Healthcare Realty Trust, Inc. (a)(b)	38,697	1,165,553
Healthcare Trust of America, Inc. (a)	48,000	1,248,000
Healthpeak Properties, Inc. (a)	113,965	3,094,150
LTC Properties, Inc.	60,879	2,122,242
Medical Properties Trust, Inc. (a)(b)	413,609	7,291,927
New Senior Investment Group, Inc.	104,121	416,484
Omega Healthcare Investors, Inc. (a)(b)	66,298	1,984,962
Physicians Realty Trust (a)	179,791	3,220,057
Sabra Health Care REIT, Inc. (a)	113,154	1,559,828
Ventas, Inc. (a)	98,200	4,120,472
Welltower, Inc. (a)(b)	34,200	1,884,078
		35,336,557
Industrial – 14.4%

RMR Mortgage Trust
Portfolio of Investments
September 30, 2020 (unaudited) (continued)

Company	Shares/ Par Value	Value
Americold Realty Trust (a)	45,000	1,608,750
Duke Realty Corp. (a)(b)	34,370	$1,268,253
Monmouth Real Estate Investment Corp. (a)	178,358	2,470,258
Plymouth Industrial REIT, Inc.	165,887	2,047,046
Prologis, Inc. (a)(b)	171,936	17,300,200
		24,694,507
Lodging – 3.6%
Apple Hospitality REIT, Inc. (a)(b)	71,400	686,154
Ashford Hospitality Trust, Inc.	10,500	17,325
Braemar Hotels & Resorts, Inc.	111,762	279,405
Chatham Lodging Trust (a)(b)	97,000	739,140
Condor Hospitality Trust, Inc.	59,420	155,680
DiamondRock Hospitality Co. (a)(b)	60,603	307,257
Hersha Hospitality Trust (a)(b)	132,475	733,912
Host Hotels & Resorts, Inc. (a)(b)	67,000	722,930
Park Hotels & Resorts, Inc. (a)(b)	58,853	587,942
Pebblebrook Hotel Trust (a)	90,480	1,133,714
RLJ Lodging Trust (a)	88,688	768,038
		6,131,497
Manufactured Homes – 6.9%
Sun Communities, Inc. (a)	65,356	9,189,707
UMH Properties, Inc. (a)(b)	195,796	2,651,078
		11,840,785
Mortgage – 2.7%
Annaly Capital Management, Inc. (a)	319,998	2,278,386
Jernigan Capital, Inc. (a)(b)	30,140	516,599
Starwood Property Trust, Inc. (a)	129,100	1,948,119
		4,743,104
Office – 11.6%
Alexandria Real Estate Equities, Inc. (a)	39,300	6,288,000
Boston Properties, Inc. (a)	27,100	2,176,130
Brandywine Realty Trust (a)	165,300	1,709,202
City Office REIT, Inc. (a)	144,253	1,084,783
Corporate Office Properties Trust (a)	83,500	1,980,620
Franklin Street Properties Corp. (a)(b)	76,269	279,144
Highwoods Properties, Inc. (a)(b)	49,723	1,669,201
Hudson Pacific Properties, Inc. (a)(b)	26,000	570,180
Kilroy Realty Corp. (a)	35,600	1,849,776
Mack-Cali Realty Corp. (a)(b)	78,030	984,739

RMR Mortgage Trust
Portfolio of Investments
September 30, 2020 (unaudited) (continued)

Company	Shares/ Par Value	Value
SL Green Realty Corp. (a)	27,900	1,293,723
		$19,885,498
Regional Malls – 2.2%
CBL & Associates Properties, Inc.	528,694	85,173
Pennsylvania Real Estate Investment Trust (a)(b)	203,491	112,714
Simon Property Group, Inc. (a)	47,527	3,074,046
The Macerich Co. (a)(b)	49,395	335,392
Washington Prime Group, Inc. (a)(b)	331,148	214,385
		3,821,710
Residential – 18.4%
American Homes 4 Rent (a)(b)	20,000	569,600
Apartment Investment & Management Co. (a)(b)	25,451	858,208
AvalonBay Communities, Inc. (a)	34,375	5,133,562
Bluerock Residential Growth REIT, Inc. (a)	405,557	3,074,122
Camden Property Trust (a)	11,300	1,005,474
Equity Residential (a)	69,000	3,541,770
Essex Property Trust, Inc. (a)	16,500	3,313,035
Independence Realty Trust, Inc. (a)	489,429	5,672,482
Investors Real Estate Trust (a)	6,281	409,333
Invitation Homes, Inc. (a)(b)	50,000	1,399,500
Mid-America Apartment Communities, Inc. (a)	29,671	3,440,352
NexPoint Residential Trust, Inc.	21,102	935,874
Preferred Apartment Communities, Inc. (a)	56,479	304,987
UDR, Inc. (a)	62,000	2,021,820
		31,680,119
Shopping Centers – 4.5%
Acadia Realty Trust (a)(b)	30,000	315,000
Brixmor Property Group, Inc. (a)(b)	37,775	441,590
Cedar Realty Trust, Inc.	103,627	83,938
Kimco Realty Corp. (a)(b)	197,226	2,220,765
Kite Realty Group Trust (a)	125,125	1,448,947
Retail Opportunity Investments Corp. (a)(b)	35,000	364,525
RPT Realty (a)(b)	82,220	447,277
SITE Centers Corp. (a)(b)	68,500	493,200
Urstadt Biddle Properties, Inc.	40,500	372,600
Weingarten Realty Investors (a)	91,225	1,547,176
		7,735,018
Specialty – 9.0%
American Tower Corp. (a)	27,791	6,717,918

RMR Mortgage Trust
Portfolio of Investments
September 30, 2020 (unaudited) (continued)

Company	Shares/ Par Value	Value
Crown Castle International Corp. (a)(b)	17,500	2,913,750
EPR Properties (a)(b)	114,660	$3,153,150
Farmland Partners, Inc. (a)	109,344	728,231
Iron Mountain, Inc.	30,000	803,700
VICI Properties, Inc. (a)	49,600	1,159,152
		15,475,901
Storage – 2.0%
CubeSmart	40,000	1,292,400
Extra Space Storage, Inc. (a)(b)	7,910	846,291
Life Storage, Inc. (a)	12,000	1,263,240
		3,401,931
Total Real Estate Investment Trusts (Cost $194,790,079)		191,987,850
Total Common Stocks (Cost $194,790,079)		191,987,850
Preferred Stocks – 13.1%
Real Estate Investment Trusts – 13.1%
Data Centers – 0.4%
Digital Realty Trust, Inc., Series C, 6.63% (a)(b)	25,770	667,701
Industrial – 1.9%
Plymouth Industrial REIT, Inc., Series A, 7.50%	70,000	1,786,582
STAG Industrial, Inc., Series C, 6.88% (a)(b)	55,000	1,418,450
		3,205,032
Lodging – 2.4%
Ashford Hospitality Trust, Inc., Series D, 8.45%	39,304	150,141
Ashford Hospitality Trust, Inc., Series F, 7.38%	74,565	303,480
Ashford Hospitality Trust, Inc., Series G, 7.38%	250,000	1,027,500
Ashford Hospitality Trust, Inc., Series H, 7.50%	60,000	241,800
Ashford Hospitality Trust, Inc., Series I, 7.50%	68,084	281,868
Braemar Hotels & Resorts, Inc., Series B, 5.50% (a)	25,000	301,250
Hersha Hospitality Trust, Series D, 6.50%	55,000	790,350
Sotherly Hotels, Inc., Series C, 7.88%	40,000	218,400
Summit Hotel Properties, Inc., Series E, 6.25% (a)(b)	33,200	740,360
		4,055,149
Manufactured Home – 0.7%
UMH Properties, Inc., Series D, 6.38%	49,105	1,221,241
Mortgage – 1.3%
Annaly Capital Management, Inc., Series G, 6.50% (a)(b)	40,000	836,800
iStar, Inc., Series D, 8.00% (a)(b)	11,810	299,147
iStar, Inc., Series G, 7.65% (a)(b)	21,241	517,856

RMR Mortgage Trust
Portfolio of Investments
September 30, 2020 (unaudited) (continued)

Company	Shares/ Par Value	Value
New York Mortgage Trust, Inc., Series B, 7.75%	18,150	365,722
New York Mortgage Trust, Inc., Series D, 8.00%	12,100	$250,470
		2,269,995
Office – 0.5%
SL Green Realty Corp., Series I, 6.50%	33,209	834,210
Regional Malls – 0.6%
CBL & Associates Properties, Inc., Series D, 7.38%	132,461	100,670
CBL & Associates Properties, Inc., Series E, 6.63%	25,000	19,268
Pennsylvania Real Estate Investment Trust, Series B, 7.38%	5,535	27,955
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	27,758	141,011
Washington Prime Group, Inc., Series H, 7.50%	65,000	589,550
Washington Prime Group, Inc., Series I, 6.88%	28,700	252,560
		1,131,014
Residential – 3.1%
Armada Hoffler Properties, Inc. Series A, 6.75% (a)	35,000	857,500
Bluerock Residential Growth REIT, Inc., Series A, 8.25% (a)	180,000	4,525,200
		5,382,700
Shopping Centers – 2.0%
Cedar Realty Trust, Inc., Series B, 7.25% (a)(b)	24,258	457,506
Cedar Realty Trust, Inc., Series C, 6.50% (a)(b)	100,307	1,780,449
Seritage Growth Properties, Series A, 7.00%	65,713	1,164,434
		3,402,389
Specialty – 0.2%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38% (a)(b)	24,800	410,192
Total Real Estate Investment Trusts (Cost $37,546,352)		22,579,623
Total Preferred Stocks (Cost $37,546,352)		22,579,623
Investment Companies – 2.4%
Aberdeen Global Premier Properties Fund (a)	196,826	907,368
Blackstone/GSO Loan Financing Ltd. (c)	3,000,000	2,221,342
Cohen & Steers Quality Income Realty Fund, Inc. (a)(b)	82,459	916,119
Eaton Vance Enhanced Equity Income Fund II	9,563	176,437
Total Investment Companies (Cost $9,224,513)		4,221,266
Mortgage Loans – 17.2%
LOF 3333 LLC., 5.00%	29,994,823	29,500,000
Total Mortgage Loans – 17.2% (Cost $29,500,000)		29,500,000
Short-Term Investments – 15.7%

RMR Mortgage Trust
Portfolio of Investments
September 30, 2020 (unaudited) (continued)

Company	Shares/ Par Value	Value
Money Market Funds – 15.7%
State Street Institutional U.S. Government Money Market Fund, 0.03% (Cost $26,994,823) (d)	26,994,823	$26,994,823
Total Investments – 160.1% (Cost $298,055,767)		275,283,562
Other assets less liabilities – 0.8%		1,340,402
Revolving credit facility – (51.2)%		(88,000,000)
Preferred Shares, at liquidation preference – (9.7)%		(16,675,000)
Net Assets applicable to common shareholders – 100.0%		$171,948,964

(a.) As of September 30, 2020, the Trust has pledged portfolio securities with a market value of $181,485,022 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International Ltd. ("PBL"). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).
(b.) As of September 30, 2020, pledged portfolio securities of the Trust with a market value of $69,580,265 (see Note (a)) have been rehypothecated by PBL as permitted by the Trust’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).
(c.) The security is listed on the London Stock Exchange as of September 30, 2020.
(d.) Rate reflects 7 day yield as of September 30, 2020.

RMR Mortgage Trust
Portfolio of Investments
September 30, 2020 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Mortgage Trust (formerly known as RMR Real Estate Income Fund), or we, us, our, the Trust, or RMRM, are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on The Nasdaq Stock Market, or Nasdaq, are normally valued by use at the Nasdaq Official Closing Price, or NOCP, provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent we hold foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that we determine could affect the value of the foreign securities we own or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to affect our net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by our board of trustees.

Any of our securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by us at fair value as determined in good faith under procedures established by our board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Investments in open end mutual funds are valued at the closed NAV on valuation date.

2. Fair Value Measurements

We report the value of our securities at their fair value. Fair value is defined as the price that we would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, we use observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions we believe that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•Level 1 – unadjusted quoted prices in active markets for identical investments.

RMR Mortgage Trust
Notes to Portfolio of Investments
September 30, 2020 (unaudited) (continued)
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including our own assumptions in determining the fair value of investments).

We use broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, we believe that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, we fair values those foreign securities. In such circumstances, we report holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. We recognize interperiod transfers between the input levels as of the end of the period. On September 30, 2020, we transferred a foreign security with a fair value of $2,221,342 from Level 1 to Level 3 and, as described above, valued it at fair value as determined by an independent pricing service due to a more than 0.75% fluctuation of the S&P 500 Index from the previous day close. At September 30, 2020, there were no transfers of investments among Level 1 and Level 2.

We estimate the fair value of our loans held for investment using Level III inputs, including cash flow analysis and currently prevailing market terms as of the measurement date, determined by significant unobservable market inputs, which include holding periods, discount rates based on loan to value, property types and loan pricing expectations which are corroborated by a comparison with other market participants to determine the appropriate market spread.

The following is a summary of the inputs used on September 30, 2020, in valuing the Trust’s investments:

RMR Mortgage Trust
Notes to Portfolio of Investments
September 30, 2020 (unaudited) (continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Data Centers	$11,680,741	$—	$—	$11,680,741
Diversified	13,000,580	—	—	13,000,580
Free Standing	2,559,902	—	—	2,559,902
Health Care	35,336,557	—	—	35,336,557
Industrial	24,694,507	—	—	24,694,507
Lodging/Resorts	6,131,497	—	—	6,131,497
Manufactured Homes	11,840,785	—	—	11,840,785
Mortgage	4,743,104	—	—	4,743,104
Office	19,885,498	—	—	19,885,498
Regional Malls	3,821,710	—	—	3,821,710
Residential	31,680,119	—	—	31,680,119
Shopping Centers	7,735,018	—	—	7,735,018
Specialty	15,475,901	—	—	15,475,901
Storage	3,401,931	—	—	3,401,931
Total Real Estate Investment Trusts	191,987,850	—	—	191,987,850
Total Common Stocks	191,987,850	—	—	191,987,850
Preferred Stocks
Real Estate Investment Trusts
Data Centers	667,701	—	—	667,701
Industrial	3,205,032	—	—	3,205,032
Lodging/Resorts	4,055,149	—	—	4,055,149
Manufactured Homes	1,221,241	—	—	1,221,241
Mortgage	2,269,995	—	—	2,269,995
Office	834,210	—	—	834,210
Regional Malls	1,131,014	—	—	1,131,014
Residential	5,382,700	—	—	5,382,700
Shopping Centers	3,402,389	—	—	3,402,389
Specialty	410,192	—	—	410,192
Total Real Estate Investment Trusts	22,579,623	—	—	22,579,623
Total Preferred Stocks	22,579,623	—	—	22,579,623
Investment Companies	1,999,924	—	2,221,342	4,221,266
Mortgage Loans	—	—	29,500,000	29,500,000
Short-Term Investments
Money Market Funds	26,994,823	—	—	26,994,823
Total Investments	$243,562,220	$—	$31,721,342	$275,283,562

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Trust’s investments for federal income tax purposes as of September 30, 2020, are as follows:

RMR Mortgage Trust
Notes to Portfolio of Investments
September 30, 2020 (unaudited) (continued)

Cost	$298,055,767
Gross unrealized appreciation	$47,630,773
Gross unrealized depreciation	(71,254,359)
Net unrealized appreciation	$(23,623,586)

The $851,381 difference between the financial reporting cost basis and tax cost basis of the Trust’s investments as of September 30, 2020 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.